Subsequent Events (Details) $ in Millions		3 Months Ended	6 Months Ended
	Jul. 15, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)
Subsequent Events (Details) [Line Items]
Ownership interest	100.00%
Other costs related to the acquisition		$ 1.6	$ 2.3
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Consideration adjustment received	$ 230.5
Number of facilities owned	14